Risk and Capital Management - Maximum Exposure of Other financial assets Segregated by Business Sector (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 932,840,000,000	R$ 1,000,949,000,000
Other financial assets percentage	100.00%	100.00%
Public sector [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 580,619,000,000	R$ 713,705,000,000
Other financial assets percentage	62.20%	71.20%
Services [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 150,831,000,000	R$ 79,788,000,000
Other financial assets percentage	16.20%	8.00%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 83,521,000,000	R$ 67,636,000,000
Other financial assets percentage	9.00%	6.80%
Financial [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 117,869,000,000	R$ 139,820,000,000
Other financial assets percentage	12.60%	14.00%